SHARE BASED COMPENSATION - Fair value of options granted (Details) - Share options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Fair value per ordinary share at grant date						$ 0.008
Exercise price (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001
Expected volatility			39.00%	39.00%	39.00%	40.00%
Contractual life	10 years	10 years	10 years	10 years	10 years	10 years
Expected dividend	0.00%	0.00%		0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Fair value per ordinary share at grant date	$ 0.274	$ 0.147	$ 0.034	$ 0.019	$ 0.008
Exercise price (in dollars per share)	$ 0.00001	$ 0.0001	$ 0.00001
Expected volatility	37.00%	35.00%
Risk free interest rate	3.00%	3.10%	3.00%	2.30%	2.50%	3.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Fair value per ordinary share at grant date	$ 0.484	$ 0.405	$ 0.059	$ 0.030	$ 0.016
Exercise price (in dollars per share)	$ 0.274	$ 0.200	$ 0.040
Expected volatility	39.00%	38.00%
Risk free interest rate	3.40%	3.80%	3.20%	3.00%	3.10%	3.10%